Consolidated statements of changes in shareholders' equity (deficit) - CAD ($)	Capital stock Initial Public Offering	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income	Initial Public Offering	Total
Shareholders' equity at Aug. 31, 2020		$ 2,497,813	$ 739,961	$ (2,445,859)			$ 791,915
Shareholders' equity (in shares) at Aug. 31, 2020		4,585,001
Total comprehensive loss				(15,113,907)	$ 388,566		(14,725,341)
Net of transactions costs	$ 33,158,513	$ 2,231,999				$ 33,158,513	2,231,999
Net of transactions costs (in shares)	2,760,000	595,715
Conversion of related party loans into shares [note 17 &18]		$ 898,489					898,489
Conversion of related party loans into shares [note 17 &18] (in shares)		69,650
Shares issued as consideration for the acquisition of intangible assets [note 11 & 18]		$ 573,936					573,936
Shares issued as consideration for the acquisition of intangible assets [note 11 & 18] (in shares)		30,000
Shares issued as consideration in a business combination [note 5 & 18]		$ 3,474,232					3,474,232
Shares issued as consideration in a business combination [note 5 & 18] (Shares)		284,495
Share-based compensation [note 19]			7,121,444				7,121,444
Shareholders' equity at Aug. 31, 2021		$ 42,834,982	7,861,405	(17,559,766)	388,566		33,525,187
Shareholders' equity (in shares) at Aug. 31, 2021		8,324,861
Total comprehensive loss				(13,111,785)	309,105		(12,802,680)
Net of transactions costs		$ 606,609					606,609
Net of transactions costs (in shares)		93,062
Share-based compensation [note 19]			2,699,481				2,699,481
Shareholders' equity at Aug. 31, 2022		$ 43,441,591	10,560,886	(30,671,551)	697,671		24,028,596
Shareholders' equity (in shares) at Aug. 31, 2022		8,417,923
Total comprehensive loss				(20,877,186)	334,957		(20,542,229)
Share issuance - options exercised		$ 175,699	(12,239)				163,460
Share issuance - options exercised (in shares)		57,219
Net of transactions costs		$ 6,778,427					6,778,427
Net of transactions costs (in shares)		2,697,658
Share-based compensation [note 19]			1,136,182				1,136,182
Shareholders' equity at Aug. 31, 2023		$ 50,395,717	$ 11,684,829	$ (51,548,737)	$ 1,032,628		$ 11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023		11,172,800